Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 280,812	$ 166,218
Acquisitions and other vessel's costs	107,864	114,594
Vessels' disposals	(62,245)
Impairment charges	(42,323)	0	0
Vessels' cost, ending balance	284,108	280,812	166,218
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(19,867)	(7,391)
Accumulated depreciation, vessels' disposals	12,101
Depreciation for the period	(10,970)	(12,476)
Accumulated depreciation, ending balance	(18,736)	(19,867)	(7,391)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	260,945	158,827
Vessel's net book value, ending balance	$ 265,372	$ 260,945	$ 158,827